Stockholders' equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2015	Mar. 11, 2014	Dec. 31, 2015	Dec. 31, 2014	Feb. 18, 2014
Stock Issued During Period, Shares, New Issues	2,875,000
Proceeds from Issuance of Common Stock	$ 23,000		$ 28,334	$ 13,821
Share Price	$ 8.00
Market Offering [Member]
Common Stock Reserved For Future Issuance Amount			$ 3,277		$ 8,900
Stock Issued During Period, Shares, New Issues			554,247	30,513
Proceeds from Issuance of Common Stock			$ 5,334	$ 289
Common Share Offering One [Member]
Stock Issued During Period, Shares, New Issues		1,500,000
Proceeds from Issuance of Common Stock		$ 12,369
Share Price		$ 10.00
Common Share Offering Two [Member]
Stock Issued During Period, Shares, New Issues		1,500,000
Proceeds from Issuance of Common Stock		$ 12,720
Share Price		$ 10.00